UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22229
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

6101 Condor Drive Moorpark , California 93021
(Address of principal executive offices) (Zip code)

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
6101 Condor Drive  Moorpark, California 93021
(Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LLC

Semi-Annual Report
As of and for the six months ended June 30, 2015

PNMAC Mortgage Opportunity Fund, LLC
Table of Contents

Page

Financial Statements

Statement of Assets and Liabilities	2

Statement of Operations	3

Statements of Changes in Net Assets	4

Statement of Cash Flows	5

Financial Highlights	6

Notes to Financial Statements	7

Additional Information	15

Contained herein:

Unaudited consolidated financial statements of PNMAC Mortgage Opportunity Fund, LP (“Master Fund”)

PNMAC Mortgage Opportunity Fund, LLC
Statement of Assets and Liabilities
June 30, 2015
(Unaudited)

Assets:
Investment in PNMAC Mortgage Opportunity Fund, LP, at fair value	$129,045,200
Short-Term Investment in BlackRock Liquidity Funds: Tempfund Institutional Shares ^
at fair value (cost $256,662)	256,662
Tax withholdings refund receivable	16,547,955
Other assets	652
145,850,469
Liabilities:
Tax withholdings refund payable to common shareholders	16,547,955
Payable to Investment Manager	198,157
Distributions payable to Series A preferred shares	11,400
Accrued expenses	173,371
16,930,883
Net Assets	$128,919,586

Net Assets Consist of:
Series A preferred shares	$-
Common shares	536
Additional paid-in capital	128,821,751
Net unrealized appreciation on investments	97,299
$128,919,586

Net Asset Value per Share
Series A preferred shares
Net assets applicable to preferred shares at a liquidation preference of $500 per share	$114,000
Shares outstanding ($0.001 par value, 5,000 shares authorized)	228
Net asset value, offering and redemption price per Series A preferred share	$500.00

Common shares
Net assets applicable to common shares	$128,805,586
Shares outstanding ($0.001 par value, unlimited shares authorized)	535,688
Net asset value per common share	$240.45

^ Investment represents securities issued by related party

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

2

PNMAC Mortgage Opportunity Fund, LLC
Statement of Operations
For the Six Months ended June 30, 2015
(Unaudited)

Investment income allocated from Master Fund:
Interest from mortgage loans	$10,718,885
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	17,634
Home Affordable Modification Program incentives	535,438
Other	2,239
11,274,196
Expenses allocated from Master Fund:
Investment advisory fees	1,232,664
Collection and liquidation expenses	1,065,628
Interest	994,536
Mortgage loan servicing fees	955,543
Collateral valuation	951,930
Professional fees	476,952
Insurance	150,983
Directors' fees and expenses	147,127
Administration fees	130,674
Taxes	51,019
Investment software licensing	35,752
Trustee fees	33,698
Custodian fees	21,482
Loan accounting fees	17,695
Registration fees	1,996
Total expenses before mortgage loan servicing fee rebate	6,267,679
Mortgage loan servicing fee rebate	(195,705)
6,071,974
Net investment income allocated from Master Fund	5,202,222

Investment income:
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	65
65
Expenses:
Shareholder services fee	472,817
Professional and other fees	141,765
Administration fees	71,212
Insurance	3,633
Taxes	792
690,219
Net investment income	4,512,068

Distributions to Series A preferred shareholders	5,700

Net unrealized and realized gain on investments and carried interest allocated from Master Fund:
Net change in unrealized gain on investments	(11,278,500)
Net realized gain on investments	9,120,762
Net change in carried interest allocated from Master Fund	(469,726)
(2,627,464)
Net increase in net assets resulting from operations	$1,878,904

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

3

PNMAC Mortgage Opportunity Fund, LLC
Statements of Changes in Net Assets
For the Six Months ended June 30, 2015 and for the Year ended December 31, 2014
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
Increase in net assets resulting from operations:
Net investment income	$4,512,068	$26,967,199
Distributions to Series A preferred shareholders	(5,700)	(11,400)
Net change in unrealized gain on investments	(11,278,500)	(26,978,460)
Net realized gain on investments	9,120,762	15,363,834
Net change in carried interest allocated from Master Fund	(469,726)	(3,068,235)
Net increase in net assets resulting from operations	1,878,904	12,272,938

Decrease in net assets resulting from capital transactions
Distributions to common shareholders	(100,800,000)	(88,300,000)

Net decrease in net assets	(98,921,096)	(76,027,062)

Net Assets:
Beginning of period	227,840,682	303,867,744
End of period	$128,919,586	$227,840,682

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

4

PNMAC Mortgage Opportunity Fund, LLC
Statement of Cash Flows
For the Six Months ended June 30, 2015
(Unaudited)

Cash flows from operating activities:

Net increase in net assets resulting from operations	$1,878,904

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Distributions from Master Fund	101,570,693
Net investment income allocated from Master Fund	(5,202,222)
Net change in unrealized gain on investments allocated from Master Fund	11,278,500
Net realized gain on investments allocated from Master Fund	(9,120,762)
Net change in carried interest allocated from the Master Fund	469,726
Change in assets and liabilities:
Increase in short-term investments	(162,285)
Increase in tax withholdings refund receivable	(8,820,909)
Decrease in other assets	153,607
Increase in tax withholdings refund payable to common shareholders	8,820,909
Decrease in payable to Investment Manager	(97,876)
Increase in distributions payable-Series A preferred shares	5,700
Increase in accrued expenses	26,015
Net cash provided by operating activities	100,800,000

Cash flows from financing activities:
Distributions to common shareholders	(100,800,000)
Net cash used in financing activities	(100,800,000)

Change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

5

PNMAC Mortgage Opportunity Fund, LLC
Financial Highlights
As of and for the Six Months ended June 30, 2015 and
Years ended December 31, 2014, 2013, 2012, 2011
(Unaudited)

	Six Months	Year Ended	Year Ended	Year Ended	Year Ended
	Ended June	December	December	December	December
	30, 2015	31, 2014	31, 2013	31, 2012	31, 2011
PER SHARE OPERATING PERFORMANCE:			(amounts applicable to common shares)

BEGINNING NET ASSET VALUE	$425.11	$567.03	$618.05	$696.92	$716.12

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	8.45	50.34	1.17	42.80	38.67
Distributions to Series A preferred shares	(0.01)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized (loss) gain
from investments	(4.93)	(27.41)	57.97	(3.11)	(5.58)
Total income from investment operations	3.51	22.91	59.12	39.67	33.07

DISTRIBUTIONS
Investment income	(8.45)	(61.20)	(24.46)	(9.84)	(52.27)
Capital gains	(17.00)	(31.23)	(32.49)	(19.90)	-
Return of capital	(162.72)	(72.40)	(53.19)	(88.80)	-
Total distributions	(188.17)	(164.83)	(110.14)	(118.54)	(52.27)

ENDING NET ASSET VALUE	$240.45	$425.11	$567.03	$618.05	$696.92

Total Return (2)(6)	0.91%	4.24%	11.49%	6.16%	4.72%
Internal rate of return (3)	8.85%	9.11%	9.72%	9.40%	10.50%

SUPPLEMENTAL DATA AND RATIOS:
Series A preferred shares:
Net assets at period end	$114,000	$114,000	$114,000	$114,000	$114,000
Total shares outstanding	228	228	228	228	228
Asset coverage ratio	112,987%	199,760%	266,451%	290,423%	327,486%
Liquidation preference per share	$500	$500	$500	$500	$500

Common Shares:
Portfolio turnover rate (6)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to weighted
average net assets (1)(4)(5)	4.98%	9.90%	0.22%	6.35%	5.40%
Ratio of expenses to weighted average net
assets (1)(4)(5)	7.44%	5.56%	2.62%	3.06%	3.15%

Net assets at period end	$128,805,586	$227,726,682	$303,753,744	$331,082,007	$373,333,611

(1)	Includes proportionate share of income and expenses of the Master Fund.
(2)	Total return is calculated for the common share class taken as a whole. An investor’s return may vary from these returnsbased on the timing of capital transactions.
(3)
Internal rate of return is calculated based on the actual dates of the cash inflows (capital contributions), outflows (distributions),with the exception of distributions declared but not paid, and shareholder capital accounts on a life-to date basis.

(4)	Ratios exclude distributions to Series A preferred shareholders.
(5)	Annualized for the period from January 1, 2015 to June 30, 2015.
(6)	Not Annualized.

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

6

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LLC (the “Fund”) is a limited liability company organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management company.  Shares of the Fund were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  Investments in the Fund may be made only by “accredited investors” within the meaning of Regulation D under the 1933 Act.  The investment objective of the Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”).

The Fund invests substantially all of its assets in a limited partnership interest of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), a limited partnership formed under the laws of the state of Delaware.  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company, which along with the Investment Manager, is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC (“PNMAC”), all of which are affiliates of the Fund.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for the Fund and the General Partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.  The Fund held a 76% interest in the Master Fund at June 30, 2015, net of the General Partner’s Carried Interest in the Master Fund. The General Partner’s investment in the Master Fund includes its capital account, on which its proportional share of the Master Fund’s net investment income is allocated and its Carried Interest in the Master Fund.  The Fund is the sole limited partner in the Master Fund.

The Master Fund has the same investment objective as the Fund and conducts its operations through investments in PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (the companies are referred to collectively as the “Mortgage Investments”).

•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and MBS resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount

7

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

of proceeds collected. The FDIC’s interest in FNBN is shown as a Non-controlling Interest in the Master Fund (the “Non-controlling Interest”). The FDIC’s Non-controlling Interest in FNBN is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale.  The Master Fund may hold interests in pools of such securitized mortgage loans and invests directly in other mortgage-related investment securities.

The financial statements of the Master Fund are included elsewhere in this report and should be read with the Fund’s financial statements.

The Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Liability Company Agreement governing the Fund.

Note 2—Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified in the Financial Accounting Standards Board’s Accounting Standards Codification (the “Codification”).  The Fund is classified as an investment company and reports its investments in accordance with the Financial Services – Investment Companies topic of the Codification. Following are the significant accounting policies adopted by the Fund:

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Fund carries its investments at their fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include

8

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an asset at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or inputs to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Investment in Master Fund
The Fund receives a proportionate limited partnership interest in the Master Fund equal to its relative contribution of capital to the Master Fund before allocation of Carried Interest to the General Partner of the Master Fund. The net increase or decrease in net assets resulting from operations includes the Fund’s proportionate share of the Master Fund’s income and losses (including net investment income and net realized and unrealized gains and losses on investments) arising from its investment in the Master Fund.

The Fund carries its investment in the Master Fund based on the Master Fund’s fair value and recognizes its proportional share of changes in the Master Fund’s fair value in current period operations. The fair value estimates of investments held by the Master Fund are based on the discounted cash flow projections of its investments.

Because the fair value of most of the Master Fund’s assets has been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items.

Short-term Investment
The short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares is carried at fair value with changes in fair value recognized in current period operations.  Fair value is based on the value per share published by the manager of the money market fund on the valuation date.  The Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Dividends on short-term investment are accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Expenses
Expenses are recognized on the accrual basis of accounting. The Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, administration and custody fees.  Expenses that are not directly attributable to the Fund are generally allocated among the Fund and other entities managed by the Investment Manager in proportion to their assets.

Income Taxes
The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated

9

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions.  The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2014.  Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  In developing its conclusion, management of the Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2015, open Federal and state income tax years include the tax years ended December 31, 2011 through 2014 and December 31, 2010 through 2014, respectively. The Fund has no examinations in progress.

If applicable, the Fund will recognize interest charges related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date.  The character of distributions to shareholders made during the year may differ from their ultimate characterization for federal income tax purposes.  The Fund will distribute substantially all of its net investment income and all of its capital gains to shareholders at least annually.  The character of distributions made during the year from net investment income or capital gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 3—Fair Value of Investments

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$256,662	$-	$-	$256,662
Investment in Master Fund	-	-	129,045,200	129,045,200
	$256,662	$-	$129,045,200	$129,301,862

There were no transfers between fair value hierarchy levels during the six months ended June 30, 2015.

10

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

Following is a roll forward of the Fund’s Investment in Master Fund for the six months ended June 30, 2015:

Balance at January 1, 2015	$228,041,135
Distributions	(101,570,693)
Net investment income	5,202,222
Net change in unrealized gain on investments	(11,278,500)
Net realized gain on investments	9,120,762
Net change in Carried Interest allocated from the
Master Fund to General Partner	(469,726)
Balance at June 30, 2015	$129,045,200

Valuation Techniques and Assumptions

Most of the Fund’s assets are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the assets’ values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” financial instruments is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the  Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations before such valuations are included in the  Fund’s periodic financial statements. The Investment Manager’s valuation committee includes the chief executive, financial, operating, credit, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the  Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

Investment in Master Fund

The Fund’s investment in the Master Fund is a “Level 3” financial statement item and the Fund’s estimate of the fair value of its investment in the Master Fund is based on the fair value of the assets of the Master Fund’s investments, most of which are mortgage loans and real estate acquired in settlement of loans.

11

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

Note 4—Investment Transactions

During the six months ended June 30, 2015, the Fund received distributions from the Master Fund in the amount of $101,570,693 and did not purchase any limited partnership interests in the Master Fund.

Note 5—Shareholder Services Fee, Administration Fees and Custodian Fees

The Fund has a shareholder services agreement with the Investment Manager. Under the terms of the agreement, the Investment Manager provides certain shareholder (but not investment management) services to the Fund.

Shareholder services include responding to inquiries by shareholders of the Fund regarding the Fund and their investment therein, preparation, review and distribution of a comprehensive monthly economic report relating to the Fund and its investments; reviewing and supervising the preparation of reports to and other communications with shareholders as the Fund may reasonably request.

For shareholder services provided by the Investment Manager, the Fund pays the Investment Manager a fee equal to an annual rate of 0.5% of the Fund’s net asset value so long as the fee does not exceed 0.5% of the aggregate capital contributions to the Fund.

The shareholder services fee is assessed monthly based on the lesser of the partners’ capital commitments or beginning-of-the-month capital balances and is paid to the Investment Manager quarterly after the end of the quarter. The shareholder services fee for the six months ended June 30, 2015 was $472,817.

The Fund has engaged U.S. Bancorp Fund Services, LLC, an indirect wholly-owned subsidiary of U.S. Bancorp, to serve as the Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Fund pays the administrator a monthly fee computed at an annual rate of 0.02% of the first $1,000,000,000 of the Fund's total monthly net assets, 0.015% on the next $1,000,000,000 of the Fund's total monthly net assets and 0.01% on the balance of the Fund's total monthly net assets subject to an annual minimum fee of $120,000.  The administration fees for the six months ended June 30, 2015 were $71,212.

U.S. Bank, N.A. serves as the Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund's average daily market value subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager.  The custody fee expense incurred by the Master Fund for the six months ended June 30, 2015 was $21,482.

Note 6—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The audit committee chairperson receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred at the Master Fund for the six months ended June 30, 2015 were $147,127, of which $66,101 was payable at period-end.

12

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 7—Common Shareholders

The Fund is authorized to issue an unlimited number of common shares.  The common shares have no preferential, preemptive, conversion, appraisal, exchange or redemption rights and there are no sinking fund provisions applicable to the shares.  The Fund issues common shares at the net asset value per share as calculated within 48 hours before receipt of capital called.  Shareholders are not able to withdraw from the Fund other than through distributions made upon a realization of the Fund’s investments.

Common shares of the Fund were offered in private placements pursuant to Section 4(2) of the U.S. Securities Act of 1933, as amended on August 11, 2008 (the “Initial Closing”). The Fund raised $393,283,020 in aggregate capital commitments. No additional closings were held after the Initial Closing to accept new or additional capital commitments.

Common shares are distributed among three separate series based on the timing of capital contributions, which has affected the underlying calculation of carried interest for each series.

Following is a summary of distributions made by the Fund determined on a GAAP basis during the six months ended June 30, 2015:

Investment income	$4,512,068
Realized gains	9,120,762
Return of capital	87,167,170
Total distributions	$100,800,000

These distributions are not subject to recall.

Note 8—Preferred Shares

Series A preferred shares of the Fund were created by the board of directors on August 11, 2008. The preferred shares have a 10% cumulative dividend preference and a liquidation preference totaling $114,000 plus accumulated and unpaid dividends.  In the event of a liquidation of the Fund, the accumulated preferred dividends and the remaining face amount of the preferred shares will be distributed before any distributions are made to common shareholders. The Fund is authorized to issue up to 5,000 Series A preferred shares at $500 per share.  As of June 30, 2015 the Fund has issued 228 Series A preferred shares.

Series A preferred shareholders are not entitled to vote on any matter except matters submitted to a vote of the common shares that also affect the Series A preferred shares.  The Fund shall not issue or sell any preferred shares or pay any dividend or distribution to the common shares unless the preferred shares have an asset coverage of at least 200% immediately following the given action.

13

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2015

During the six months ended June 30, 2015, no dividends to preferred shareholders have been paid; accrued but unpaid dividends of $11,400 remained at period-end.

Note 9—Transactions with Affiliates

PNMAC Mortgage Opportunity (Offshore) Fund, Ltd. owns 29% of the Fund’s common shares.

The Fund paid $134,786 to PNMAC for reimbursable expenses paid on the Fund’s behalf during the six months ended June 30, 2015. Of this amount, $134,766 was for professional fees and $20 was for registration fees.

PennyMac Loan Services, LLC (“PLS”) acts as the primary mortgage servicer for all mortgages owned by the Mortgage Investments. PLS is a wholly owned subsidiary of PNMAC.  The servicing agreement between PLS and the Mortgage Investments generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges.  The servicing arrangement also requires that PLS will rebate to the Mortgage Investments an amount equal to 13% of the servicing fees charged to the Mortgage Investments  to approximate overall “at cost” pricing with respect to loan servicing activities for such assets.  Servicing fees charged by PLS allocated to the Fund for the six months ended June 30, 2015 totaled $1,557,099 before the rebate and waiver allocated to the Fund. For the six months ended June 30, 2015, PLS reduced servicing fees by providing a rebate of $195,705 and a waiver of $601,556 relating to activity fees for the sale of certain loans.

The Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Fund.

Note 10—Risk Factors

Because of the limitation on rights of redemption and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because the Investment Manager invests the Fund's assets in illiquid assets, an investment in the Fund is highly illiquid and involves a substantial degree of risk.

Due to the nature of the “master/feeder” structure, the Fund is materially affected by the actions of the Master Fund and other investors. Investment risks such as market and credit risks of the Master Fund’s investments are discussed in the notes to the Master Fund’s financial statements included herein.

Note 11—Subsequent Events

The Investment Manager has evaluated all events or transactions through the date of issuance of these financial statements.  During this period the Fund received a distribution from the Master Fund in the amount of $47,400,000 which was subsequently distributed to shareholders.

****

14

PNMAC Mortgage Opportunity Fund, LLC
Additional Information

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Fund collect at +1(818) 224-7442; and (ii) on the SEC’s website at http://www.sec.gov.

Board of Directors
The Fund’s Form N-2 includes additional information about the Fund’s directors and is available upon request without charge by calling the Fund collect at (818) 224-7442 or by visiting the SEC’s website at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On June 19, 2015, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

15

PNMAC Mortgage Opportunity Fund, LLC
Additional Information

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 19, 2015, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 19, 2015 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

16

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Semi-Annual Report
As of and for the six months ended June 30, 2015

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Assets and Liabilities
June 30, 2015
(Unaudited)

Assets:
Investments at fair value (cost $204,504,215)	$223,871,590
Receivable from PennyMac Loan Services, LLC	72,264,057
Other assets	5,990,974
Total assets	302,126,621

Liabilities:

Asset-backed secured financing at fair value	104,375,073
Payable to Investment Manager	594,471
Accrued expenses	623,787
Other liabilities	922,268
Total liabilities	106,515,599

Partners' capital	$195,611,022

Partners' capital consists of:
Non-controlling interest	$25,323,092
General partner	41,242,730
Limited partner	129,045,200
Total partners' capital	$195,611,022

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2015
(Unaudited)

INVESTMENTS - 114%*
INVESTMENTS IN NONAFFILIATES - 91%*

Description	Note Rate	State	Principal Amount	Fair Value
Mortgage loans
Mortgage Loan ID#1000043954	7.25%	FL	$2,250,000	$1,812,751
Mortgage Loan ID#1000015063	7.38%	FL	1,350,000	1,256,028
Mortgage Loan ID#1000043569	2.63%	CA	1,500,000	946,404
Mortgage Loan ID#1000002193	6.88%	DC	990,000	861,073
Mortgage Loan ID#1000043880	3.00%	OR	1,387,425	796,845
Mortgage Loan ID#1000035099	6.00%	NE	999,000	750,218
Mortgage Loan ID#1000043772	5.88%	FL	920,218	719,897
Mortgage Loan ID#1000028984	2.00%	CA	1,364,442	713,624
Mortgage Loan ID#1000035161	7.75%	NE	632,986	656,942
Mortgage Loan ID#1000043535	5.34%	NE	889,824	642,522
Mortgage Loan ID#1000000557	6.90%	NJ	990,473	633,812
Mortgage Loan ID#1000026543	6.25%	GA	731,500	626,770
Mortgage Loan ID#1000025942	3.00%	CA	621,594	600,835
Mortgage Loan ID#1000034768	3.00%	NE	667,276	590,457
Mortgage Loan ID#1000001651	7.38%	FL	1,453,630	570,968
Mortgage Loan ID#1000043744	6.38%	CA	778,451	556,186
Mortgage Loan ID#1000015520	8.00%	GA	1,000,000	554,965
Mortgage Loan ID#1000003584	4.29%	MD	539,160	546,323
Mortgage Loan ID#1000035343	6.50%	CA	896,757	544,343
Mortgage Loan ID#1000016663	6.88%	OR	799,863	532,132
Mortgage Loan ID#1000016006	7.15%	NY	641,150	528,536
Mortgage Loan ID#1000001411	3.00%	CA	832,829	521,846
Mortgage Loan ID#1000027182	7.00%	NE	649,095	509,229
Mortgage Loan ID#1000002189	7.25%	NY	915,540	503,105
Mortgage Loan ID#1000026795	2.75%	CA	574,455	499,272
Mortgage Loan ID#1000043694	5.50%	CO	650,207	487,802
Mortgage Loan ID#1000026303	6.50%	MI	487,764	482,928
Mortgage Loan ID#1000016833	6.50%	NE	645,282	473,353
Mortgage Loan ID#1000026843	5.88%	CA	536,000	469,836
Mortgage Loan ID#1000015179	4.25%	CT	880,800	466,692
Mortgage Loan ID#1000026305	5.88%	CA	595,536	463,683
Mortgage Loan ID#1000026020	3.00%	CA	554,233	461,649
Mortgage Loan ID#1000043537	7.38%	NE	570,325	461,508
Mortgage Loan ID#1000002184	2.00%	NY	815,930	454,800
Mortgage Loan ID#1000043672	6.38%	NE	551,822	452,409
Mortgage Loan ID#1000002404	3.44%	NY	755,396	450,259
Mortgage Loan ID#1000001628	10.37%	NY	451,250	449,086
Mortgage Loan ID#1000003907	6.00%	MD	579,090	447,899
Mortgage Loan ID#1000002164	2.63%	CA	560,168	433,559
Mortgage Loan ID#1000034934	2.00%	NE	741,285	433,551
Other	5.65%		237,789,639	127,636,490
			271,540,395	152,000,587

(continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2015
(Unaudited)

Description	Note Rate	State	Principal Amount	Fair Value
Real estate acquired in settlement of loans
Real Estate Owned ID#1000015629	N/A	CA	$996,000	$1,132,950
Real Estate Owned ID#1000015367	N/A	IL	545,527	753,858
Real Estate Owned ID#1000043536	N/A	MI	860,000	706,594
Real Estate Owned ID#1000001643	N/A	FL	621,672	703,003
Real Estate Owned ID#1000016499	N/A	NE	720,000	553,312
Real Estate Owned ID#1000043808	N/A	FL	471,000	544,788
Real Estate Owned ID#1000027525	N/A	NE	554,549	491,966
Real Estate Owned ID#1000028068	N/A	CA	485,478	489,772
Real Estate Owned ID#1000015181	N/A	IL	869,995	468,728
Real Estate Owned ID#1000016154	N/A	FL	472,046	465,230
Other	N/A		36,369,590	19,204,474
			42,965,857	25,514,675

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $158,147,887)			314,506,252	177,515,262

INVESTMENTS IN AFFILIATES - 23%*

Name of Issuer			Shares	Fair Value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^			$46,356,328	$46,356,328

TOTAL INVESTMENTS IN AFFILIATES (Cost $46,356,328)			46,356,328	46,356,328

TOTAL INVESTMENTS (Cost $204,504,215)				223,871,590

LIABILITIES - 53%*
Description	Cusip	Note Rate	Maturity Date	Principal Amount	Fair Value
Asset-backed secured financing
PNMAC 2015-NPL1 A-1-144A ^	70932GAA8	4.00%	3/25/2055	$97,428,063	$97,317,871
PNMAC 2015-NPL1 A-1-REGS ^	U7088RAA5	4.00%	3/25/2055	7,065,193	7,057,202

TOTAL LIABILITIES (Cost $104,385,593)					104,375,073

Other assets in excess of other liabilities - 39%*					76,114,505

TOTAL PARTNERS' CAPITAL - 100%*					$195,611,022

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

(Concluded)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Operations
For the Six Months ended June 30, 2015
(Unaudited)

Investment income
Interest from mortgage loans	$13,829,340
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	17,635
Home Affordable Modification Program incentives	605,547
Other	2,239
Total investment income	14,454,761

Expenses
Investment advisory fees	1,418,451
Collection and liquidation expenses	1,171,316
Interest	994,544
Mortgage loan servicing fees	955,550
Collateral valuation	951,937
Professional fees	476,956
Insurance	150,984
Directors' fees and expenses	147,128
Administration fees	130,675
Taxes	51,019
Investment software licensing	35,753
Trustee fees	33,699
Custodian fees	24,447
Mortgage loan accounting fees	17,695
Registration fees	1,996
Total expenses before mortgage loan servicing fee rebate	6,562,150
Mortgage loan servicing fee rebate	(195,706)
Net expenses	6,366,444
Net investment income	8,088,317

Net realized gain and change in unrealized gain on investments:
Net realized gain on investments	8,215,529
Net change in unrealized gain on investments	(12,041,997)
Net realized gain and change in unrealized gain on investments	(3,826,468)
Net income resulting from operations	4,261,849
Less: income attributable to Non-controlling Interest	1,217,334
Net increase in partners' capital resulting from operations	$3,044,515

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Six Months ended June 30, 2015 and for the Year ended December 31, 2014
(Unaudited)

	Non-controlling	General	Limited
	Interest	Partner	Partner	Total
Partners' capital, December 31, 2013	$-	$37,704,608	$304,323,367	$342,027,975

Adjustment for adoption of Accounting
Standards Update 2013-08 (Note 2)	45,394,581	-	-	45,394,581

Partners' capital, January 1, 2014	45,394,581	37,704,608	304,323,367	387,422,556
Distributions	(34,675,799)	-	(90,233,804)	(124,909,603)
Increase in partners' capital from operations:
Net investment income	5,123,517	201	28,634,433	33,758,151
Net realized gain on investments	15,006,262	94	15,363,834	30,370,190
Net change in unrealized gain on investments	(4,084,098)	(165)	(26,978,460)	(31,062,723)
Net change in Carried Interest	-	3,068,235	(3,068,235)	-
Net increase in partners' capital from operations	16,045,681	3,068,365	13,951,572	33,065,618

Partners' capital, December 31, 2014	$26,764,463	$40,772,973	$228,041,135	$295,578,571
Distributions	(2,658,705)	-	(101,570,693)	(104,229,398)
Increase in partners' capital from operations:
Net investment income	2,886,047	48	5,202,222	8,088,317
Net realized gain on investments	(905,301)	68	9,120,762	8,215,529
Net change in unrealized gain on investments	(763,412)	(85)	(11,278,500)	(12,041,997)
Net change in Carried Interest	-	469,726	(469,726)	-
Net increase in partners' capital from operations	1,217,334	469,757	2,574,758	4,261,849

Partners' capital, June 30, 2015	$25,323,092	$41,242,730	$129,045,200	$195,611,022

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Six Months ended June 30, 2015 and for the Year ended December 31, 2014
(Unaudited)

Cash flows from operating activities:

Net increase in partners' capital resulting from operations	$4,261,849

Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:

Principal repayments on mortgage loans	9,701,936
Capitalization of interest on mortgage loans	(3,035,351)
Sales of mortgage loans	47,635,550
Net change in short-term investment	(19,201,492)
Accrual of unearned discount on mortgage loans	(8,205,115)
Sales of real estate acquired in settlement of loans	10,062,170
Net realized gain on investments	(8,215,529)
Net change in unrealized gain on investments	12,041,997
Changes in other assets and liabilities:
Increase in receivable from PennyMac Loan Services, LLC	(41,314,890)
Increase in other assets	(3,714,197)
Decrease in payable to Investment Manager	(293,628)
Increase in accrued expenses and other liabilities	120,506
Net cash used in operating activities	(156,194)

Cash flows from financing activities:
Issuance of asset-backed secured financing.	110,816,337
Repayment of asset-backed secured financing	(6,430,745)
Distributions to Non-controlling Interest	(2,658,705)
Distributions to Limited Partner	(101,570,693)
Net cash provided by financing activities	156,194

Net change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

Supplemental cash flow information:
Cash paid for interest	$937,287

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2015 and
Years ended December 31, 2014, 2013, 2012, 2011
(Unaudited)

For the six months ended June 30, 2015
	General	Limited
	Partner (1)	Partner	Total
Total Return (2) (7)
Before Carried Interest	1.52%	0.86%	0.86%
Carried Interest (3)	-0.37%	-0.04%	-
After Carried Interest	1.15%	0.82%	0.86%

Internal rate of return (4)	367.83%	9.88%	11.48%

Ratio of net investment income to weighted average
partners capital (6)	4.63%	5.01%	5.01%

Ratio of expenses to weighted average partners' capital (1) (6)	3.48%	5.83%	5.83%
Carried Interest	-22,308.45%	0.22%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-22,304.97%	6.05%	5.83%

Partners' capital, end of year	$41,242,730	$129,045,200	$170,287,930
Portfolio turnover rate (7)			0.00%

For the year ended December 31, 2014
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (3)	1.47%	-0.36%	-
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (4)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average
partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners' capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-151,176.47%	5.41%	4.41%

Partners' capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

(Continued)

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2015 and
Years ended December 31, 2014, 2013, 2012, 2011
(Unaudited)

For the year ended December 31, 2013
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (3)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (4)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average
partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners' capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-430,447.38%	4.12%	1.68%

Partners' capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate (5)			0.00%

For the year ended December 31, 2012
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average
partners capital	8.44%	6.57%	6.57%

Ratio of expenses to weighted average partners' capital (1)	0.83%	2.30%	2.30%
Carried Interest	-327,857.36%	1.39%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-327,856.53%	3.69%	2.30%

Partners' capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate (5)			15.00%

(Continued)

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2015 and
Years ended December 31, 2014, 2013, 2012, 2011
(Unaudited)

For the year ended December 31, 2011
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	8.48%	6.98%	6.98%
Carried Interest (3)	29.87%	-1.47%	-
After Carried Interest	38.35%	5.51%	6.98%

Internal rate of return (4)	1,872.29%	11.80%	14.16%

Ratio of net investment income to weighted average
partners capital	7.22%	5.82%	5.82%

Ratio of expenses to weighted average partners' capital (1)	0.83%	2.30%	2.30%
Carried Interest	-451,547.69%	1.68%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-451,546.86%	3.98%	2.30%

Partners' capital, end of year	$24,474,178	$378,888,045	$403,362,223
Portfolio turnover rate (5)			7.00%

(1)	In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)
Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3)	The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)
Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions) and outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to-date basis.

(5)	Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.
(6)	Annualized.
(7)	Not annualized.

(Concluded)

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 76% of the Master Fund at June 30, 2015 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and MBS resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as a Non-controlling Interest in the Master Fund (the “Non-controlling Interest”). The FDIC’s Non-controlling Interest in FNBN is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the value of the mortgage loans that it acquires based on whether the acquired loans are performing or nonperforming:

•
The objective for performing loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a loan, the Master Fund may monetize the enhanced value through various disposition strategies.

•	When loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

Following are the significant accounting policies adopted by the Master Fund:

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels,

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Short-term Investment
The short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares is carried at fair value with changes in fair value recognized in current period operations.  Fair value is based on the value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Dividends on short-term investment are accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Interest Income Recognition
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The Fund Administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Fund Administrator updates its cash flow estimates monthly.

Estimating cash flows is subject to a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing its inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s fair value amounts and interest income.

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Home Affordable Modification Program (“HAMP”). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as income when the Master Fund receives the incentive payments.

Asset-Backed Secured Financing
Asset-backed secured financing is carried at fair value. Changes in the fair value of asset-backed secured financing are recognized in current period results of operations under the caption Net change in unrealized gain on investments. Asset-backed secured financing is categorized as “Level 3” fair value financial statement items.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2014. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2015, open federal and state income tax years include the tax years ended December 31, 2011 through 2014 and December 31, 2010 through 2014, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partners’ investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN.  The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights.  The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 3—Fair Value

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the six months ended June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$46,356,328	$-	$-	$46,356,328
Mortgage loans	-	-	152,000,587	152,000,587
Real estate acquired in settlement of loans	-	-	25,514,675	25,514,675
	$46,356,328	$-	$177,515,262	$223,871,590

Liabilities:
Asset-backed secured financing	$-	$-	$104,375,073	$104,375,073
	$-	$-	$104,375,073	$104,375,073

There were no transfers of items measured at fair value between fair value hierarchy levels during the six months ended June 30, 2015.

The following tables present a roll forward of the assets and liabilities for which Level 3 inputs were used to determine fair value for the six months ended June 30, 2015.

	Mortgage Loans	Real Estate Acquired in Settlement of Loans	Total
Assets:
Balance at January 1, 2015	$212,815,629	$24,695,810	$237,511,439
Sales	(47,635,550)	(10,062,170)	(57,697,720)
Repayments	(9,701,936)	-	(9,701,936)
Capitalization of interest	3,035,351	-	3,035,351
Accrual of unearned discounts	8,205,115	-	8,205,115
Transfers of mortgage loans to REO	(14,437,073)	14,437,073	-
Net gains/(losses) on investments:
Realized	9,851,319	(1,635,790)	8,215,529
Unrealized	(10,132,268)	(1,920,248)	(12,052,516)
Balance at June 30, 2015	$152,000,587	$25,514,675	$177,515,262

Changes in fair value recognized during the year
relating to assets still held at June 30, 2015	$(98,867)	$(2,343,620)	$(2,442,487)

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a gain of $2,364,416 for the six months ended June 30, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Asset-backed Secured Financing
Liabilities:
Balance at January 1, 2015	$-
Sales	110,816,337
Repurchases	(6,430,745)
Net unrealized loss on investments	(10,519)
Balance at June 30, 2015	$104,375,073

Valuation Techniques and Assumptions

Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the items’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” financial instruments is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations before such valuations are included in the Master Fund’s periodic financial statements. The Investment Manager’s valuation committee includes the chief executive, financial, operating, credit, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Loans

Mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Master Fund’s mortgage loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the loan’s fair value of changes in the respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Range
Valuation Techniques	Key Inputs	(Weighted average)
Discounted cash flow	Discount rate	2.32% - 23.43%
(9.89%)
	Twelve-month housing price index change	2.30% - 5.76%
(3.48%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.03% - 100.00%
(2.74%)
	Total Prepayment speed (Life total CPR) (2)	1.39% - 100.00%
(17.79%)
(1) Prepayment speed is measured using Constant Repayment Rate
(2) Prepayment speed is measured using Conditional Prepayment Rate

Real Estate Acquired in Settlement of Loans

Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Secured Financing

The fair value of the Company’s asset-backed secured financing is estimated based on the fair value of the underlying mortgage loans as described under Mortgage Loans above.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO. The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at June 30, 2015:

			Weighted
		% Partners'	average
Loan Type	Fair value	capital	note rate
Fixed- interest rate	$64,810,538	33.13%	5.52%
Adjustable rate / Hybrid	55,456,976	28.35%	5.58%
Balloon	30,658,353	15.67%	2.15%
Step Rate	1,020,343	0.52%	6.34%
Other	54,377	0.03%	7.00%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners'	average
Loan Age (1)	Fair value	capital	note rate
Less than 24 months	$164,017	0.08%	4.64%
24-36 months	104,890	0.05%	4.22%
48-60 months	88,529	0.05%	5.61%
36-48 months	406,946	0.21%	3.91%
60 months or more	151,236,205	77.31%	4.76%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners'	average
Current Loan-to-Value(2)	Fair value	capital	note rate
Less than 80%	$32,076,982	16.40%	5.05%
80%-99.99%	29,745,023	15.21%	5.09%
100%-119.99%	35,685,210	18.24%	4.97%
120% or Greater	54,478,503	27.84%	4.49%
Unsecured	14,869	0.01%	0.00%
Total Portfolio	$152,000,587	77.70%	4.76%

1 Loan Age reflects the age of the loan as of June 30, 2015.

2 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of the property securing the liens (“Value”) as of June 30, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

			Weighted
		% Partners'	average
Lien Position	Fair value	capital	note rate
1st Lien	$150,224,185	76.79%	4.65%
2nd Lien	1,761,533	0.90%	6.37%
Unsecured	14,869	0.01%	0.00%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners'	average
Geographic Distribution	Fair value	capital	note rate
New York	$33,528,568	17.14%	5.39%
California	22,441,475	11.47%	3.30%
Florida	21,388,137	10.93%	5.50%
New Jersey	11,082,197	5.67%	5.34%
Massachusetts	6,490,436	3.32%	4.36%
Maryland	5,535,011	2.83%	3.76%
Other/Unsecured	51,534,763	26.34%	4.65%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners'	average
Payment Status	Fair value	capital	note rate
Current (3)	$36,711,531	18.77%	3.39%
30 days delinquent	17,677,471	9.04%	3.41%
60 days delinquent	10,959,223	5.60%	3.60%
90 days or more delinquent	32,760,516	16.75%	5.30%
In Foreclosure	53,891,846	27.54%	5.95%
Total Portfolio	$152,000,587	77.70%	4.76%

3 Current loans include loans in and adhering to a forbearance plans as of June 30, 2015.

Following is a summary of the distribution of REO:

		% Partners'
Geographic Distribution	Fair value	capital
Florida	$7,463,579	3.82%
New Jersey	3,783,242	1.93%
Illinois	2,915,258	1.49%
California	2,864,530	1.46%
New York	1,242,819	0.64%
Other	7,245,247	3.70%
Total Portfolio	$25,514,675	13.04%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 5—Asset-backed Secured Financing

On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into a trust which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. As of and for the six months ended June 30, 2015, the remaining Notes issued and outstanding have an unpaid principal balance of $104,493,255, a contractual maturity date of March 25, 2055, and an interest rate of 4%. Total interest expense relating to the Notes for the six months ended June 30, 2015 was $994,544.

Note 6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is assessed monthly based on the partners’ beginning-of the month capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets, and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the six months ended June 30, 2015 totaled $130,675.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.009% of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000. The mortgage loan accounting fees charged to the Master Fund for the six months ended June 30, 2015 totaled $17,695.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund's average daily market value subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custody fees charged to the Master Fund for the six months ended June 30, 2015 were $24,447.

Note 7—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund.  Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the six months ended June 30, 2015 were $147,128, of which $66,101 was payable at June 30, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Note 8—Transactions with Affiliates

As of June 30, 2015, $41,240,614 in carried interest has been reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $469,726 was allocated in the six months ended June 30, 2015.

The Master Fund paid $439,882 to the Investment Manager for reimbursable expenses paid on the Master Fund’s behalf during the six months ended June 30, 2015. Of this amount, $247,698 was for professional fees, $141,830 was for collateral valuation, $1,594 was for insurance, $44,319 was for investment software licensing, $2,005 was for registration fees, and $2,436 was for custodian fees.

As of June 30, 2015, substantially all of the receivable from PLS of $72,264,057 on the Consolidated Statement of Assets and Liabilities  represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Fund’s behalf as well as principal, interest, and mortgage loan and REO sales proceeds collections receivable.

Investment advisory fees are assessed monthly based on the partners’ beginning of the month capital balances and are paid to the Investment Manager quarterly after the end of the calendar quarter. The Master Fund incurred investment advisory fees of $1,418,451 during the six months ended June 30, 2015, of which $594,471 was payable to the Investment Manager at June 30, 2015.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees charged by PLS before the rebate and waiver for the six months ended June 30, 2015 totaled $1,557,110. For the six months ended June 30, 2015, PLS reduced servicing fees by providing a rebate of $195,706 and a waiver of $601,560 relating to activity fees for the sale of certain loans.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation, which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. The Master Fund had $46,356,328  invested in the short-term investment at June 30, 2015, and for the six months ended June 30, 2015, the Master Fund received $17,635 of dividend income from this short-term investment.

Note 9—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the financial instruments and markets in which it invests.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans. As a result, the Master Fund could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the loans held by the Master Fund. The fair value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 10—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund paid distributions to the Fund in the amount of $47,400,000 for the payment of distributions to investors.

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PNMAC Mortgage Opportunity Fund, LP
Additional Information

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,'' “will,'' “believe,'' “attempt,'' “seem,'' “think,'' “ought,'' “try,'' and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 19, 2015, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP
Additional Information

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 19, 2015, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 19, 2015 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title)      /s/ Stanford L. Kurland
                                                      Stanford L. Kurland, CEO

Date      August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stanford L. Kurland
                                                      Stanford L. Kurland, CEO

Date      August 27, 2015

By (Signature and Title)      /s/ Anne D. McCallion
                                                      Anne D. McCallion, CFO

Date      August 26, 2015